Other Key Disclosures (Detail) (Finance Receivable Held by Special Purpose Entities) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	$ 98.0	[1]	4,985.1	[1]	7,593.5	[1]
Delinquencies	12.6		643.6		352.7
Credit losses	7.6		389.3		282.9
Retained interest in sold receivables	$ 4.9		247.9		359.7

[1]	Includes Rs. 2.4 million held by SPEs as of March 31, 2011 and which is less than Rs 0.1 million as of March 31, 2012.